Accounts and Other Receivables - Components of Accounts and Other Receivables (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 128.5	$ 123.3
Other receivables and advances	17.0	16.7
Allowance for doubtful accounts	(2.1)	(2.3)	(2.7)
Total accounts and other receivables	$ 143.4	$ 137.7